RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The activity in loans to current directors, executive officers, and their affiliates during the year ended December 31, 2016, is summarized as follows (in thousands):

Loans outstanding at beginning of year	$7,957
New loans	9,311
Repayments	(1,480)
Loans outstanding at end of year	$15,788